Annual Total Returns - Fidelity Managed Retirement 2030 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds K Combo PRO-07 - Fidelity Managed Retirement 2030 Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Class K
Bar Chart Table:
Annual Return 2020	13.97%
Annual Return 2021	8.95%